Property, plant and equipment - Summary of Net Book Value of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 157	[1]	$ 137
Additions	21		57
Ending balance	153		157	[1]
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	404		404
Additions	21		57
Fully depreciated assets written off	(15)		(30)
Disposals	(5)		(12)
Exchange and other adjustments	6		(15)
Ending balance	411		404
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(247)		(267)
Fully depreciated assets written off	15		30
Disposals	5		9
Exchange and other adjustments	(3)		12
Provided	(24)		(20)
System Fund expense	(4)		(4)
Impairment charge			(10)
Impairment reversal			3
Ending balance	(258)		(247)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	61		52
Ending balance	57		61
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	112		105
Additions	1		15
Fully depreciated assets written off	0
Disposals	(2)		(7)
Exchange and other adjustments	0		(1)
Ending balance	111		112
Land and buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(51)		(53)
Fully depreciated assets written off	0
Disposals	2		4
Exchange and other adjustments	1		1
Provided	(6)		(3)
System Fund expense	0
Ending balance	(54)		(51)
Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	96		85
Ending balance	96		96
Fixtures, fittings and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	292		299
Additions	20		42
Fully depreciated assets written off	(15)		(30)
Disposals	(3)		(5)
Exchange and other adjustments	6		(14)
Ending balance	300		292
Fixtures, fittings and equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(196)		(214)
Fully depreciated assets written off	15		30
Disposals	3		5
Exchange and other adjustments	(4)		11
Provided	(18)		(17)
System Fund expense	(4)		(4)
Impairment charge			(10)
Impairment reversal			3
Ending balance	$ (204)		$ (196)

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).